ACCRUED EXPENSES AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

6. ACCRUED EXPENSES AND OTHER PAYABLES

  Accrued expenses and other payables consist of employee related costs, professional and subcontractor fees, rental expenses, accrued travelling-related expenses and the current portion of contingent acquisition payables.

  As of December 31, 2011 and June 30, 2012, employee payroll and welfare payable was $16,815 and $16,344, respectively.

  The contingent acquisition consideration payable as of December 31, 2011 and June 30, 2012 represents payables in relation to the acquisitions of the following:

	As of December 31, 2011	As of June 30, 2012
Echo Lane	$1,875	$1,330
Besure Business	1,000	—
Beans Business	1,572	1,677
NouvEON	7,705	7,701
Shanghai HURO	4,917	4,386
Glory	—	6,036

Others	1,483	1,139

Total	$18,552	$22,269

Comprising:
Current	$10,366	$12,914
Non-current	8,186	9,355

Total	$18,552	$22,269